UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	01/31

Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Massachusetts Municipal Money Market Fund
Statement of Investments
10/31/2004 (Unaudited)

	Principal
Tax Exempt Investments--102.2%	Amount ($)		Value ($)

Blackstone, GO Notes, BAN 1.75%, 11/12/2004	2,270,000		2,270,440
Blackstone Valley Vocational Regional School District
GO Notes, BAN 1.75%, 3/11/2005	5,000,000		5,010,185
City of Boston, GO Notes, Refunding
2.50%, 2/1/2005 (Insured; MBIA)	1,500,000		1,505,201
City of Chicopee, GO Notes, BAN 2%, 11/19/2004	2,000,000		2,000,807
Town of Fairhaven, GO Notes, BAN 2%, 12/17/2004	2,200,000		2,202,190
Gateway Regional School District, GO Notes
BAN 3%, 2/10/2005	5,000,000		5,019,913
Gill-Montague Regional School District, GO Notes
BAN 3%, 7/29/2005	1,650,000		1,665,086
City of Haverhill, GO Notes, SAAN 2.25%, 12/3/2004
(LOC; Bank of America)	1,658,311		1,659,825
King Philip Regional School District, GO Notes, BAN:
1.70%, 12/15/2004	400,000		400,239
2%, 12/15/2004	2,525,000		2,527,470
Koch Certificates of Trust, Revenue, VRDN
1.91% (Insured; AMBAC and Liquidity Facility;
State Street Bank & Trust Co.)	5,089,000	a	5,089,000
Town of Leicester, GO Notes, BAN:
1.50%, 11/19/2004	3,900,000		3,900,851
2.75%, 5/19/2004	3,505,000		3,526,461
Town of Mansfield. GO Notes, RAN
2.50%, 12/31/2004	4,000,000		4,006,843
State of Massachusetts, GO Notes:
Consolidated Loan 5%, 1/1/2005	1,000,000		1,006,600
VRDN (Central Artery):
1.74% (Liquidity Facility; Landesbank
Baden-Wuerttemberg)	2,000,000	a	2,000,000
1.74% (Liquidity Facility; State Street Bank
and Trust Co.)	1,300,000	a	1,300,000
Massachusetts Development Finance Agency:
Revenue (North Shore Community Apartments)
1.21%, 1/3/2005 (LOC; Citizen's Bank
of Massachusetts)	3,625,000		3,625,000
VRDN:
College and University Revenue:
(Assumption College)
1.74% (LOC; The Bank of New York)	3,000,000	a	3,000,000
(Gordon College)
1.74% (LOC; Citizen's Bank of Massachusetts)	2,000,000	a	2,000,000
(Suffolk University) 1.84% (Insured; Radian Bank
and Liquidity Facility: Bank of America
and State Street Bank & Trust Co.)	10,000,000	a	10,000,000
(Wentworth Institute of Technology)
1.82% (Insured; Radian Bank and
Liquidity Facility; Bank of America)	11,900,000	a	11,900,000
IDA:
(Metalcrafters Inc.)
1.81% (LOC; Bank of America)	1,755,000	a	1,755,000
(Ocean Spray Cranberries Project)
1.77% (LOC; Wachovia Bank)	1,250,000	a	1,250,000
Industrial Revenue:
(Catania-Spagna) 1.86% (LOC; Lloyds TSB Bank)	3,090,000	a	3,090,000
(ECM Plastics Issue) 1.87% (LOC; PNC Bank)	3,030,000	a	3,030,000
(FIBA Technologies) 1.85% (LOC; Comerica Bank)	2,200,000	a	2,200,000

	MFHR:
		(Georgetown Village Apartments)
		1.84% (Insured; FNMA)		4,000,000	a	4,000,000
		(Midway Studios Project)
		1.84% (LOC: Bank of America and
		Citizen's Bank of Massachusetts)		5,000,000	a	5,000,000
		Private Schools Revenue:
		(Belmont Day School Incorporated)
		1.74% (LOC; PNC Bank)		2,000,000	a	2,000,000
		(Boston College High School Issue)
		1.74% (LOC; Citizen's Bank of Massachusetts)		6,000,000	a	6,000,000
		Revenues:
		(Alliance of Massachusetts Inc. Project)
		1.81% (LOC; PNC Bank)		3,700,000	a	3,700,000
		(Fessenden School)
		1.79% (LOC; Bank of America)		4,000,000	a	4,000,000
		(Lesley University)
		1.79% (LOC; Bank of America)		3,000,000	a	3,000,000
Massachusetts Housing Finance Agency, SFHR:
		1.15%, 5/2/2005		1,500,000		1,500,000
		VRDN 1.78% (Insured; FSA and Liquidity Facility;
		Dexia Credit Locale)		5,905,000	a	5,905,000
Massachusetts Industrial Finance Agency, VRDN:
		College and University Revenue
		(Control Health Educational Berkshire Project)
		1.78% (LOC; Allied Irish Bank)		4,600,000	a	4,600,000
		Industrial Revenue:
		(Cambridge Isotope Labs Inc.)
		1.81% (LOC; Bank of America)		2,680,000	a	2,680,000
		(Peterson American Corp. Project)
		1.92% (LOC; Bank One)		800,000	a	800,000
Massachusetts Port Authority:
		Special Facility Revenue, VRDN, Putters Program
		1.83% (Insured; AMBAC and Liquidity Facility;
		JPMorgan Chase Bank)		4,000,000	a	4,000,000
		Transportation Revenue, CP 1.24%, 12/9/2004
		(LOC; WestLB AG)		5,000,000		5,000,000
Town of Nantucket, GO Notes, BAN 3%, 1/21/2005				2,263,221		2,269,681
Town of New Bedford, GO Notes, BAN 2%, 2/25/2005				1,000,000		1,000,711
Town of Scituate, GO Notes, BAN 3%, 3/3/2005				1,513,000		1,520,607
Town of Wareham, GO Notes, BAN 2.50%, 3/17/2005				1,361,552		1,366,669
Town of Weymouth, GO Notes, BAN 2.85%, 3/10/2005				1,000,000		1,003,540

Total Investments (cost $146,287,319)				102.2%		146,287,319

Liabilities, Less Cash and Receivables				(2.2)%		(3,163,481)

Net Assets				100.0%		143,123,838

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	MBIA		Municipal Bond Investors Assurance
BAN		Bond Anticipation Notes			Insurance Corporation
FNMA		Federal National Meeting Association	MFHR		Multi-Family Housing Revenue
FSA		Financial Security Assurance	RAN		Revenue Aniticipation Notes
GO		General Obligation	SAAN		State Aid Anticipation Notes
IDR		Industrial Development Revenue	SFHR		Single Family Housing Revenue
LOC		Letter of Credit	VRDN		Variable Rate Demand Notes

Summary of Combined Ratings

Fitch	or	Moody's	or		Standard & Poor's	Value (%)

F1+, F1		VMIG1, MIG1, P1			SP1+, SP1, A1+, A1	81.4
AAA, AA, A b		Aaa, Aa, A b			AAA, AA, A b	3.1
Not Rated c		Not Rated c			Not Rated c	15.5

						100.0

a Securities payable on demand. Variable interest - subject to periodic changes.

b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

c Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 15, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)